33) Subordinated debt (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Movement Of Subordinated Debt [Abstract]
Opening balance on December 31	R$ 49,313,508	R$ 53,643,444
Issuance	688,186	0
Interest	2,403,327	3,708,924
Settlement and interest payments	(2,374,538)	(8,593,243)
Exchange variation	3,215,749	554,383
Closing balance on December 31	R$ 53,246,232	R$ 49,313,508